Segment Reporting (Reconciliation Of Reporting Information From Segments To Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues	$ 150,318	$ 160,167	$ 147,825
Total operating income for reportable segments	29,947	26,583	30,668
Other (expenses) income	6,755	(819)	(14,745)
Financing income, net	987	2,100	139
Income before income tax	37,689	27,864	16,062
Current assets	85,789	87,018
Property and equipment, net	34,156	40,870	46,147
Total assets	147,339	157,457	188,344
Expenditures for assets	10,033	16,235	18,680
Depreciation and amortization	14,671	17,801	15,875
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues	150,318	160,167	147,825
Total operating income for reportable segments	29,947	26,583	30,668
Total assets	81,504	88,300	91,889
Expenditures for assets	7,713	13,170	14,965
Depreciation and amortization	11,602	14,503	12,559
Unallocated Amounts [Member]
Segment Reporting Information [Line Items]
Other (expenses) income	6,755	(819)	(14,745)
Financing income, net	987	2,100	139
Current assets	48,512	50,339	75,396
Investments in affiliated and other companies	242	287	306
Property and equipment, net	9,187	9,278	9,795
Other assets	2,500	3,108	4,178
Other unallocated amounts	5,394	6,145	6,780
Other significant items, unallocated amounts	2,320	3,065	3,715
Depreciation and amortization, unallocated amounts	$ 3,069	$ 3,298	$ 3,316